Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand	$ 25	$ 13
Cash at banks	45,188	19,024
Total	$ 45,213	$ 19,037	$ 2,366	$ 46